CONVERTIBLE NOTES PAYABLE, IN DEFAULT (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible notes payable, in default	$ 45,000	$ 45,000		$ 45,000		$ 45,000	$ 45,000
Accrued interest payable	$ 112,124	112,124		112,124		79,226	61,745
Equity Financing Description	The note, together with all unpaid accrued interest, is automatically convertible in full upon the closing of a qualified financing. A qualified financing is defined as an equity financing resulting in gross proceeds to the Company of at least $750,000 (including the conversion of this note and other debt). Upon a qualified financing, the conversion price would be equal to 100% of the per share price paid by investors in the financing, subject to the following valuation adjustments: (i) if the Company’s valuation associated with the qualified financing is less than $15,000,000, the conversion price shall be based on a $15,000,000 valuation; and (ii) if the valuation exceeds $30,000,000, the conversion price shall be based on a $30,000,000 valuation.
Convertible Debt
Interest Expense, Debt		2,042	$ 2,042	6,058	$ 6,082	8,123	8,099
Accrued interest payable	$ 66,575	$ 66,575		$ 66,575		$ 60,517	$ 52,394
Debt Instrument, Interest Rate, Effective Percentage	18.00%	18.00%		18.00%